Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

20 Income taxes

Cayman Islands (“Cayman”)

The Cayman Islands currently levies no taxes on individuals or corporations based upon profits, income, gains or appreciation and there is no taxation in the nature of inheritance or estate duty. There are no other taxes likely to be material to the Group levied by the government of the Cayman Islands except for stamp duties which may be applicable on instruments executed in, or brought within the jurisdiction of the Cayman Islands. In addition, the Cayman Islands does not impose withholding tax on dividend payments.

British Virgin Islands (“BVI”)

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains. In addition, payment of dividends by the British Virgin Islands subsidiaries to their respective shareholders who are not resident in the British Virgin Islands, if any, is not subject to withholding tax in the British Virgin Islands.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

The Company’s subsidiaries and VIEs in the PRC are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in the PRC are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. One of the Group’s subsidiary obtained the HNTE certificate in December 2019 and thereby enjoys a reduced tax rate of 15% for the three years ended December 31, 2021.

According to the relevant laws and regulations in the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “R&D Deduction”). The State Taxation Administration of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as R&D Deduction from January 1, 2018 to December 31, 2023.

20 Income taxes (Continued)

The EIT Law also provides that enterprises established under the laws of foreign countries or regions and whose “place of effective management” is located within the PRC are considered PRC tax resident enterprises and subject to the PRC income tax at the rate of 25% on worldwide income. The definition of “place of effective management” refers to an establishment that exercises, in substance, overall management and control over the production and business, personnel, accounting, properties, and other aspects of an enterprise. If the Company is deemed as a PRC tax resident, it would be subject to the PRC tax under the EIT Law. The Company has analyzed the applicability of this law and believes that the chance of being recognized as a tax resident enterprise is remote for the PRC tax purposes.

The Company’s subsidiaries incorporated in other jurisdictions were subject to income tax charges calculated according to the tax laws enacted or substantially enacted in the countries where they operate and generate income.

Withholding tax on undistributed dividends

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group did not record any dividend withholding tax, as there were no taxable outside basis differences noted as of the end of the periods presented.

Income (loss) before income taxes consists of:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Income (loss) from overseas entities	(4,172,691)	3,020,403	(7,665,988)
Loss from PRC entities	(5,908,358)	(13,931,143)	(41,502,270)
Loss before income taxes	(10,081,049)	(10,910,740)	(49,168,258)

Income tax expenses (benefits) consists of:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

Current income tax expenses	145,235	170,502	557,797
Deferred tax benefits	(493,243)	(473,704)	(391,477)
Total income tax expenses (benefits)	(348,008)	(303,202)	166,320

20 Income taxes (Continued)

Reconciliation of the differences between the PRC statutory tax rate and the Group’s effective tax rate is as below:

	For the Year Ended December 31
	2019	2020	2021
	RMB	RMB	RMB

PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of preferential tax treatments	(1.31)%	(2.53)%	(0.38)%
Tax effect of permanent difference	(5.53)%	(9.03)%	(15.54)%
Effect on tax rates in different tax jurisdiction	(7.30)%	5.18%	(0.50)%
Changes in valuation allowance and others	(7.41)%	(15.84)%	(8.92)%
Effective tax rate	3.45%	2.78%	(0.34)%

The permanent differences mainly arose from share-based compensation expenses, R&D Deduction, and non-taxable interest income etc.

Significant components of the Group’s deferred tax balances are as follows:

	As of December 31
	2020	2021
	RMB	RMB
Deferred tax assets
Tax losses carryforwards	4,993,187	8,528,736
Advertising expenses in excess of deduct limit	1,045,473	1,830,543
Asset impairment and allowances for credit losses	749,373	1,575,404
Accrued expenses and others	2,176,173	1,732,080
Total deferred tax assets	8,964,206	13,666,763
Less: valuation allowance	(8,019,931)	(13,065,611)
Deferred tax assets, net	944,275	601,152
Deferred tax liabilities
Amortization expense of intangible assets	1,314,213	659,926
Depreciation expense of property and equipment, and others	282,826	202,513
Deferred tax liabilities	1,597,039	862,439

The Group does not recognise the deferred tax asset, net, from tax losses carryforwards as of December 31, 2021. The Group has tax losses in mainland China of RMB 34,586,000 that will expire in one to ten years for deduction against future taxable profits:

As of December 31,
2021
RMB
Loss expiring in 2022	1,266,874
Loss expiring in 2023	2,217,239
Loss expiring in 2024	1,636,420
Loss expiring in 2025	7,707,475
Loss expiring in 2026 and thereafter	21,757,992
Total	34,586,000

As of December 31, 2021, the accumulated tax losses carryforwards of subsidiaries incorporated in Brazil of RMB 3,340,229 are allowed to be carried forward to offset against future taxable profits. The tax losses carryforwards in Brazil generally have no time limit.

20 Income taxes (Continued)

The Group offsets deferred tax assets and liabilities pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

	As of December 31
	2020	2021
	RMB	RMB

Classification in the consolidated balance sheets:
Deferred tax assets, net	190,951	224,491
Deferred tax liabilities	843,715	485,778